UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6622

        Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
	June 30, 2006
Principal		Optional Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Arkansas – 1.7%
$ 1,000	Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2002A,	10/11 at 100.00	AAA	$1,032,440
	5.000%, 10/01/19 – FSA Insured
1,205	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks	11/11 at 101.00	Baa2	1,206,072
	Regional Medical Center, Series 2001A, 5.250%, 11/01/21
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aaa	2,030,080
	12/01/32 – FGIC Insured

4,205	Total Arkansas			4,268,592

	California – 7.4%
1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	759,030
	2004A, 0.000%, 10/01/25 – AMBAC Insured
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,	5/12 at 101.00	A2	3,683,269
	6.000%, 5/01/14
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	12/08 at 101.00	A–	514,100
	Projects, Series 1998A, 5.250%, 12/01/16
2,000	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	No Opt. Call	Aa2	2,152,060
	California Projects, Series 1993A, 5.500%, 6/01/14
190	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/07 at 101.00	AAA	193,108
	California, General Obligation Bonds, Series 1997:
2,105	5.000%, 10/01/18 (Pre-refunded 10/01/07) – AMBAC Insured	10/07 at 101.00	AAA	2,158,320
205	5.000%, 10/01/18 (Pre-refunded 10/01/07) – AMBAC Insured	10/07 at 101.00	AAA	210,193
2,500	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A	2,529,475
500	Contra Costa County, California, Certificates of Participation Refunding, Merrithew Memorial	11/07 at 102.00	AAA	518,745
	Hospital Replacement, Series 1997, 5.375%, 11/01/17 – MBIA Insured
500	Contra Costa Water District, California, Water Revenue Refunding Bonds, Series 1997H,	10/07 at 100.00	AA	504,950
	5.000%, 10/01/17
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	3,584,544
	Bonds, Series 2003A-1, 6.750%, 6/01/39
1,750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	1,765,260
	Bonds, Series 2005A-1, 5.500%, 6/01/45

17,775	Total California			18,573,054

	Colorado – 9.4%
1,300	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA	1,370,642
	2002A, 5.500%, 3/01/22
1,700	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (3)	1,819,204
	2002A, 5.500%, 3/01/22 (ETM)
3,185	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	3,565,830
	(Alternative Minimum Tax)
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	AAA	5,283,950
	5.625%, 11/15/17 – FGIC Insured (Alternative Minimum Tax)
1,555	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001, 5.500%,	11/11 at 100.00	AAA	1,647,678
	11/15/16 – FGIC Insured
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	AAA	3,155,820
	Hotel, Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – XLCA Insured
2,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	AAA	1,942,820
	Hotel, Series 2006, 4.750%, 12/01/35 – XLCA Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AAA	2,038,350
	9/01/24 – MBIA Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	1,324,250
	(Pre-refunded 9/01/10) – MBIA Insured
250	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	257,625
	5.250%, 6/15/41 – FSA Insured
1,100	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/31	11/11 at 100.00	Baa1	1,130,437

29,090	Total Colorado			23,536,606

	District of Columbia – 0.4%
500	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series	8/06 at 102.00	AAA	511,065
	1996A, 5.750%, 8/15/16 – MBIA Insured (ETM)
500	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 101.00	AAA	511,450
	Revenue Bonds, Series 1998, 5.000%, 10/01/21 – AMBAC Insured

1,000	Total District of Columbia			1,022,515

	Florida – 1.9%
1,500	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	AAA	1,543,515
	2002, 5.000%, 10/01/21 – FGIC Insured
2,500	JEA, Florida, Electric System Revenue Bonds, Series 2006-3A, 5.000%, 10/01/41 – FSA Insured	4/15 at 100.00	AAA	2,531,825
625	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/11 at 101.00	Aaa	639,575
	2001, 5.125%, 7/01/29 – FGIC Insured

4,625	Total Florida			4,714,915

	Hawaii – 0.4%
1,100	Hawaii, Certificates of Participation, Kapolei State Office Building, Series 1998A, 5.000%,	11/08 at 101.00	AAA	1,128,072
	5/01/17 – AMBAC Insured

	Illinois – 13.9%
1,230	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	7/06 at 100.00	AA	1,231,599
	Housing Development Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	1,686,995
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
250	Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of	8/08 at 100.00	Baa2 (3)	255,897
	Chicago, Series 1998, 5.200%, 8/01/11 (Pre-refunded 8/01/08)
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Baa3	641,562
	Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	AA	2,198,438
	9/01/31 – RAAI Insured
2,255	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	2,429,266
	6.250%, 7/01/22
1,055	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/11 at 100.00	Baa1	1,099,859
	2001A, 6.125%, 7/01/31
3,000	Illinois Health Facilities Authority, Revenue Bonds, Rush-Presbyterian St. Luke’s Medical	11/06 at 100.00	AAA	3,002,700
	Center Obligated Group, Series 1993, 5.250%, 11/15/20 – MBIA Insured
1,000	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.750%, 7/01/30 –	1/15 at 100.00	AAA	985,210
	FGIC Insured
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,861,652
45	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/06 at 100.00	A1	45,083
	Project, Series 1992A, 6.500%, 6/15/22
7,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	7,211,190
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – MBIA Insured
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,	12/12 at 100.00	AA	5,098,578
	Series 2002A, 5.000%, 6/01/22 – RAAI Insured
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,
	Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	AA	591,130
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	AA	597,044
1,100	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AAA	1,144,341
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/21 –	12/11 at 100.00	AA	1,010,200
	RAAI Insured

35,325	Total Illinois			35,090,744

	Indiana – 3.1%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	AAA	1,027,630
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 – FGIC Insured
1,060	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2002C-2,	7/11 at 100.00	Aaa	1,078,773
	5.250%, 7/01/23 (Alternative Minimum Tax)
4,380	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.125%,	1/12 at 100.00	AAA	4,545,827
	1/01/21 – AMBAC Insured
285	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/08 at 101.00	AAA	275,404
	1998A, 4.625%, 8/15/28 – MBIA Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AAA	771,780
	Series 2005, 5.000%, 7/15/22 – MBIA Insured

7,475	Total Indiana			7,699,414

	Iowa – 2.3%
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 0.000%,	6/17 at 100.00	BBB	942,460
	6/01/34
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
1,000	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	1,056,780
3,500	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	3,769,185

5,500	Total Iowa			5,768,425

	Kansas – 0.4%
1,000	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/13 at 100.00	A1	938,530
	4.500%, 10/01/26

	Louisiana – 2.1%
2,125	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	2,210,106
	2004, 5.250%, 7/01/24 – MBIA Insured
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%,	7/12 at 100.00	AAA	3,051,570
	7/01/27 – AMBAC Insured

5,125	Total Louisiana			5,261,676

	Massachusetts – 3.1%
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	3,160,830
	System, Series 2001E, 6.250%, 10/01/31
2,500	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/07 at 102.00	AAA	2,515,750
	1997A, 5.000%, 1/01/37 – MBIA Insured
2,090	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	AAA	2,227,041
	12/01/15 – MBIA Insured

7,590	Total Massachusetts			7,903,621

	Michigan – 2.0%
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	AA–	3,004,835
	Credit Group, Series 2002C, 5.375%, 12/01/30
2,000	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, Unlimited	5/09 at 100.00	AA	2,019,680
	Tax General Obligation School Building and Site Bonds, Series 1999, 4.750%, 5/01/18

4,900	Total Michigan			5,024,515

	Nevada – 7.5%
1,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	AAA	1,589,340
	Series 2001, 5.300%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured
500	Clark County, Nevada, Limited Tax General Obligation Las Vegas Convention and Visitors	7/06 at 101.00	AAA	505,595
	Authority Bonds, Series 1996, 5.500%, 7/01/17 – MBIA Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
4,595	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	AAA	2,134,975
13,250	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	13,617,553
1,100	Nevada, General Obligation Refunding Bonds, Municipal Bond Bank Projects 65 and R-6, Series	5/08 at 100.00	AAA	1,114,069
	1998, 5.000%, 5/15/22 – MBIA Insured

20,945	Total Nevada			18,961,532

	New Jersey – 1.9%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa3	2,542,075
	Series 2003, 5.500%, 7/01/23
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,000	6.375%, 6/01/32	6/13 at 100.00	BBB	1,086,550
1,010	6.250%, 6/01/43	6/13 at 100.00	BBB	1,090,073

4,510	Total New Jersey			4,718,698

	New Mexico – 2.4%
	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004:
555	4.625%, 1/01/25 – FSA Insured	7/14 at 100.00	AAA	544,844
660	4.625%, 7/01/25 – FSA Insured	7/14 at 100.00	AAA	647,724
2,000	4.750%, 7/01/27 – FSA Insured	7/14 at 100.00	AAA	1,988,160
3,000	4.750%, 1/01/28 – FSA Insured	7/14 at 100.00	AAA	2,970,090

6,215	Total New Mexico			6,150,818

	New York – 4.5%
2,700	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	2,889,729
	Group, Series 2000A, 6.500%, 7/01/17
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	2,037,940
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 – FSA Insured
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/11 at 100.00	AA–	3,168,180
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16
3,150	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E,	No Opt. Call	AA–	3,350,214
	7.250%, 1/01/10

10,850	Total New York			11,446,063

	North Carolina – 0.6%
1,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA	1,514,775
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31

	Oklahoma – 0.4%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	1,007,320
	5.375%, 9/01/36

	Pennsylvania – 2.6%
1,020	Carlisle Area School District, Cumberland County, Pennsylvania, General Obligation Bonds,	9/09 at 100.00	Aaa	1,043,980
	Series 2004A, 5.000%, 9/01/20 – FGIC Insured
545	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	2/09 at 101.00	AAA	562,173
	System Project, Series 1999, 5.125%, 8/15/17 – MBIA Insured
455	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	2/09 at 101.00	AAA	472,868
	System Project, Series 1999, 5.125%, 8/15/17 (Pre-refunded 2/15/09) – MBIA Insured
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	AAA	1,054,880
	Philadelphia Airport System Project, Series 2001A, 5.500%, 7/01/17 – FGIC Insured
	(Alternative Minimum Tax)
3,250	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	3,497,163
	2/01/31 (Pre-refunded 2/01/12) – FSA Insured

6,270	Total Pennsylvania			6,631,064

	Puerto Rico – 1.2%
3,000	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA	3,079,350
	5.000%, 12/01/20

	Rhode Island – 2.1%
5,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,242,250
	Series 2002A, 6.250%, 6/01/42

	South Carolina – 4.4%
700	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	729,302
	GROWTH, Series 2004, 5.250%, 12/01/20
620	Florence, South Carolina, Water and Sewerage Revenue Bonds, Series 2000, 5.750%, 3/01/20 –	3/10 at 101.00	AAA	661,621
	AMBAC Insured
4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (3)	4,433,360
	2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A	2,694,200
	Improvement Bonds, Series 2003, 6.000%, 11/01/18
2,435	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AAA	2,550,419
	Series 2004A, 5.250%, 2/15/21 – MBIA Insured

10,255	Total South Carolina			11,068,902

	South Dakota – 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,019,400
	Hospitals, Series 2004A, 5.250%, 11/01/34

	Texas – 12.6%
4,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	A–	4,340,960
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory
	put 5/15/17) (Alternative Minimum Tax)
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	1,501,545
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
1,270	Cleveland Housing Corporation, Texas, FHA-Insured Section 8 Assisted Mortgage Revenue	7/06 at 100.00	AAA	1,271,918
	Refunding Bonds, Series 1992C, 7.375%, 7/01/24 – MBIA Insured
1,000	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	1,010,590
	12/01/31 – AMBAC Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas	No Opt. Call	AAA	2,716,625
	Children’s Hospital, Series 1995, 5.500%, 10/01/16 – MBIA Insured (ETM)
3,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AAA	3,035,790
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
5,050	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	11/31 at 53.78	AAA	719,625
	0.000%, 11/15/41 – MBIA Insured
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002A, 5.625%, 7/01/20 –	7/12 at 100.00	AAA	2,116,680
	FSA Insured (Alternative Minimum Tax)
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	3,154,563
	Obligation Bonds, Series 2002A, 5.000%, 2/15/32
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	1,403,976
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
220	Killeen Independent School District, Bell County, Texas, General Obligation Bonds, Series	2/08 at 100.00	AAA	223,210
	1998, 5.000%, 2/15/14
780	Killeen Independent School District, Bell County, Texas, General Obligation Bonds, Series	2/08 at 100.00	AAA	794,703
	1998, 5.000%, 2/15/14 (Pre-refunded 2/15/08)
1,000	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/11 at 100.00	AAA	1,021,690
	2004, 5.000%, 8/15/23
4,750	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	4,995,480
	2002A, 5.500%, 10/01/17 – RAAI Insured
1,250	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1996B,	1/07 at 100.00	AAA	1,256,738
	5.125%, 7/15/18
500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 2000A,	7/10 at 100.00	AAA	528,870
	5.625%, 7/15/13
1,560	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aa1	1,561,669
	8/01/42 (Alternative Minimum Tax)

34,905	Total Texas			31,654,632

	Utah – 0.6%
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	Aaa	1,479,370
	5.000%, 7/01/21 – AMBAC Insured

	Vermont – 2.7%
3,000	Vermont Housing Finance Agency, Multifamily Housing Bonds, Series 1999C, 5.800%, 8/15/16 –	2/09 at 100.00	AAA	3,076,620
	FSA Insured
3,600	Vermont Industrial Development Authority, Revenue Refunding Bonds, Stanley Works Inc., Series	9/06 at 100.00	A	3,607,056
	1992, 6.750%, 9/01/10

6,600	Total Vermont			6,683,676

	Virginia – 0.5%
250	Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.750%, 11/01/13 – MBIA Insured	11/07 at 100.00	AAA	255,345
1,000	Virginia Transportation Board, Transportation Revenue Refunding Bonds, U.S. Route 58 Corridor	5/07 at 101.00	AA+	1,018,190
	Development Program, Series 1997C, 5.125%, 5/15/19

1,250	Total Virginia			1,273,535

	Washington – 3.6%
2,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Catholic Health Initiatives,	12/07 at 101.00	AAA	2,043,880
	Series 1997A, 5.125%, 12/01/17 – MBIA Insured
6,715	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AAA	6,918,397
	System, Series 2001A, 5.125%, 10/01/17 – MBIA Insured

8,715	Total Washington			8,962,277

	Wisconsin – 2.0%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A	1,047,840
	Services Inc., Series 2003A, 5.500%, 8/15/18
4,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	3/12 at 100.00	AA	4,061,520
	2002G, 4.850%, 9/01/17

5,000	Total Wisconsin			5,109,360

$ 253,160	Total Long-Term Investments (cost $239,456,008) – 98.1%			246,933,701

	Short-Term Investments – 0.4%
985	Idaho Health Facilities Authority, Revenue Bonds, St. Luke’s Regional Medical Center, Variable		A-1+	985,000
	Rate Demand Obligations, Series 2005, 3.980%, 7/01/35 – FSA Insured (4)

985	Total Short-Term Investments (cost $985,000)			985,000

$ 254,145	Total Investments (cost $240,441,008) – 98.5%			247,918,701

	Other Assets Less Liabilities – 1.5%			3,691,383

	Net Assets – 100%			$251,610,084

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard
& Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2006, the cost of investments was $240,340,756.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2006, were as follows:

Gross unrealized:
Appreciation	$8,403,210
Depreciation	(825,265)

Net unrealized appreciation (depreciation) of investments	$7,577,945

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 28, 2006

* Print the name and title of each signing officer under his or her signature.